Shareholder Report, Holdings (Details)	Dec. 31, 2024
Morningstar Conservative ETF Asset Allocation Portfolio - Class I | U.S. Equity
Holdings [Line Items]
Percent of Net Asset Value	15.38%
Morningstar Conservative ETF Asset Allocation Portfolio - Class I | U.S. Bonds
Holdings [Line Items]
Percent of Net Asset Value	68.74%
Morningstar Conservative ETF Asset Allocation Portfolio - Class I | Non-U.S. Equity
Holdings [Line Items]
Percent of Net Asset Value	4.45%
Morningstar Conservative ETF Asset Allocation Portfolio - Class I | Non-U.S. Bonds
Holdings [Line Items]
Percent of Net Asset Value	9.53%
Morningstar Conservative ETF Asset Allocation Portfolio - Class I | Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Morningstar Conservative ETF Asset Allocation Portfolio - Class II | U.S. Equity
Holdings [Line Items]
Percent of Net Asset Value	15.38%
Morningstar Conservative ETF Asset Allocation Portfolio - Class II | U.S. Bonds
Holdings [Line Items]
Percent of Net Asset Value	68.74%
Morningstar Conservative ETF Asset Allocation Portfolio - Class II | Non-U.S. Equity
Holdings [Line Items]
Percent of Net Asset Value	4.45%
Morningstar Conservative ETF Asset Allocation Portfolio - Class II | Non-U.S. Bonds
Holdings [Line Items]
Percent of Net Asset Value	9.53%
Morningstar Conservative ETF Asset Allocation Portfolio - Class II | Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Morningstar Income and Growth ETF Asset Allocation Portfolio - Class I | U.S. Equity
Holdings [Line Items]
Percent of Net Asset Value	29.95%
Morningstar Income and Growth ETF Asset Allocation Portfolio - Class I | U.S. Bonds
Holdings [Line Items]
Percent of Net Asset Value	51.81%
Morningstar Income and Growth ETF Asset Allocation Portfolio - Class I | Non-U.S. Equity
Holdings [Line Items]
Percent of Net Asset Value	9.92%
Morningstar Income and Growth ETF Asset Allocation Portfolio - Class I | Non-U.S. Bonds
Holdings [Line Items]
Percent of Net Asset Value	6.52%
Morningstar Income and Growth ETF Asset Allocation Portfolio - Class I | Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Morningstar Income and Growth ETF Asset Allocation Portfolio - Class II | U.S. Equity
Holdings [Line Items]
Percent of Net Asset Value	29.95%
Morningstar Income and Growth ETF Asset Allocation Portfolio - Class II | U.S. Bonds
Holdings [Line Items]
Percent of Net Asset Value	51.81%
Morningstar Income and Growth ETF Asset Allocation Portfolio - Class II | Non-U.S. Equity
Holdings [Line Items]
Percent of Net Asset Value	9.92%
Morningstar Income and Growth ETF Asset Allocation Portfolio - Class II | Non-U.S. Bonds
Holdings [Line Items]
Percent of Net Asset Value	6.52%
Morningstar Income and Growth ETF Asset Allocation Portfolio - Class II | Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Morningstar Balanced ETF Asset Allocation Portfolio - Class I | U.S. Equity
Holdings [Line Items]
Percent of Net Asset Value	41.80%
Morningstar Balanced ETF Asset Allocation Portfolio - Class I | U.S. Bonds
Holdings [Line Items]
Percent of Net Asset Value	36.56%
Morningstar Balanced ETF Asset Allocation Portfolio - Class I | Non-U.S. Equity
Holdings [Line Items]
Percent of Net Asset Value	17.97%
Morningstar Balanced ETF Asset Allocation Portfolio - Class I | Non-U.S. Bonds
Holdings [Line Items]
Percent of Net Asset Value	3.01%
Morningstar Balanced ETF Asset Allocation Portfolio - Class I | Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.66%
Morningstar Balanced ETF Asset Allocation Portfolio - Class II | U.S. Equity
Holdings [Line Items]
Percent of Net Asset Value	41.80%
Morningstar Balanced ETF Asset Allocation Portfolio - Class II | U.S. Bonds
Holdings [Line Items]
Percent of Net Asset Value	36.56%
Morningstar Balanced ETF Asset Allocation Portfolio - Class II | Non-U.S. Equity
Holdings [Line Items]
Percent of Net Asset Value	17.97%
Morningstar Balanced ETF Asset Allocation Portfolio - Class II | Non-U.S. Bonds
Holdings [Line Items]
Percent of Net Asset Value	3.01%
Morningstar Balanced ETF Asset Allocation Portfolio - Class II | Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.66%
Morningstar Growth ETF Asset Allocation Portfolio - Class I | U.S. Equity
Holdings [Line Items]
Percent of Net Asset Value	54.71%
Morningstar Growth ETF Asset Allocation Portfolio - Class I | U.S. Bonds
Holdings [Line Items]
Percent of Net Asset Value	18.26%
Morningstar Growth ETF Asset Allocation Portfolio - Class I | Non-U.S. Equity
Holdings [Line Items]
Percent of Net Asset Value	25.05%
Morningstar Growth ETF Asset Allocation Portfolio - Class I | Non-U.S. Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.99%
Morningstar Growth ETF Asset Allocation Portfolio - Class I | Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.99%
Morningstar Growth ETF Asset Allocation Portfolio - Class II | U.S. Equity
Holdings [Line Items]
Percent of Net Asset Value	54.71%
Morningstar Growth ETF Asset Allocation Portfolio - Class II | U.S. Bonds
Holdings [Line Items]
Percent of Net Asset Value	18.26%
Morningstar Growth ETF Asset Allocation Portfolio - Class II | Non-U.S. Equity
Holdings [Line Items]
Percent of Net Asset Value	25.05%
Morningstar Growth ETF Asset Allocation Portfolio - Class II | Non-U.S. Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.99%
Morningstar Growth ETF Asset Allocation Portfolio - Class II | Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.99%
Morningstar Aggressive Growth ETF Asset Allocation Portfolio - Class I | U.S. Equity
Holdings [Line Items]
Percent of Net Asset Value	65.39%
Morningstar Aggressive Growth ETF Asset Allocation Portfolio - Class I | U.S. Bonds
Holdings [Line Items]
Percent of Net Asset Value	4.03%
Morningstar Aggressive Growth ETF Asset Allocation Portfolio - Class I | Non-U.S. Equity
Holdings [Line Items]
Percent of Net Asset Value	29.59%
Morningstar Aggressive Growth ETF Asset Allocation Portfolio - Class I | Non-U.S. Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Morningstar Aggressive Growth ETF Asset Allocation Portfolio - Class I | Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.99%
Morningstar Aggressive Growth ETF Asset Allocation Portfolio - Class II | U.S. Equity
Holdings [Line Items]
Percent of Net Asset Value	65.39%
Morningstar Aggressive Growth ETF Asset Allocation Portfolio - Class II | U.S. Bonds
Holdings [Line Items]
Percent of Net Asset Value	4.03%
Morningstar Aggressive Growth ETF Asset Allocation Portfolio - Class II | Non-U.S. Equity
Holdings [Line Items]
Percent of Net Asset Value	29.59%
Morningstar Aggressive Growth ETF Asset Allocation Portfolio - Class II | Non-U.S. Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Morningstar Aggressive Growth ETF Asset Allocation Portfolio - Class II | Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.99%
ALPS | Alerian Energy Infrastructure Portfolio - Class I | Canadian Energy Infrastructure Companies
Holdings [Line Items]
Percent of Net Asset Value	27.84%
ALPS | Alerian Energy Infrastructure Portfolio - Class I | U.S. Energy Infrastructure MLPs
Holdings [Line Items]
Percent of Net Asset Value	27.69%
ALPS | Alerian Energy Infrastructure Portfolio - Class I | U.S. Energy Infrastructure Companies
Holdings [Line Items]
Percent of Net Asset Value	27.31%
ALPS | Alerian Energy Infrastructure Portfolio - Class I | U.S. General Partners
Holdings [Line Items]
Percent of Net Asset Value	16.53%
ALPS | Alerian Energy Infrastructure Portfolio - Class I | Exchange Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	0.12%
ALPS | Alerian Energy Infrastructure Portfolio - Class I | Cash, Cash Equivalents, & Other Net Assets
Holdings [Line Items]
Percent of Net Asset Value	0.51%
ALPS | Alerian Energy Infrastructure Portfolio - Class I | Energy Transfer LP
Holdings [Line Items]
Percent of Net Asset Value	9.81%
ALPS | Alerian Energy Infrastructure Portfolio - Class I | Enbridge, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.47%
ALPS | Alerian Energy Infrastructure Portfolio - Class I | Enterprise Products Partners LP
Holdings [Line Items]
Percent of Net Asset Value	7.42%
ALPS | Alerian Energy Infrastructure Portfolio - Class I | The Williams Cos., Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.32%
ALPS | Alerian Energy Infrastructure Portfolio - Class I | Kinder Morgan, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.14%
ALPS | Alerian Energy Infrastructure Portfolio - Class I | Cheniere Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.05%
ALPS | Alerian Energy Infrastructure Portfolio - Class I | TC Energy Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.02%
ALPS | Alerian Energy Infrastructure Portfolio - Class I | DT Midstream, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.94%
ALPS | Alerian Energy Infrastructure Portfolio - Class I | Keyera Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.92%
ALPS | Alerian Energy Infrastructure Portfolio - Class I | Targa Resources Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.86%
ALPS | Alerian Energy Infrastructure Portfolio - Class I | Top Ten Holdings
Holdings [Line Items]
Percent of Net Asset Value	59.95%
ALPS | Alerian Energy Infrastructure Portfolio - Class III | Canadian Energy Infrastructure Companies
Holdings [Line Items]
Percent of Net Asset Value	27.84%
ALPS | Alerian Energy Infrastructure Portfolio - Class III | U.S. Energy Infrastructure MLPs
Holdings [Line Items]
Percent of Net Asset Value	27.69%
ALPS | Alerian Energy Infrastructure Portfolio - Class III | U.S. Energy Infrastructure Companies
Holdings [Line Items]
Percent of Net Asset Value	27.31%
ALPS | Alerian Energy Infrastructure Portfolio - Class III | U.S. General Partners
Holdings [Line Items]
Percent of Net Asset Value	16.53%
ALPS | Alerian Energy Infrastructure Portfolio - Class III | Exchange Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	0.12%
ALPS | Alerian Energy Infrastructure Portfolio - Class III | Cash, Cash Equivalents, & Other Net Assets
Holdings [Line Items]
Percent of Net Asset Value	0.51%
ALPS | Alerian Energy Infrastructure Portfolio - Class III | Energy Transfer LP
Holdings [Line Items]
Percent of Net Asset Value	9.81%
ALPS | Alerian Energy Infrastructure Portfolio - Class III | Enbridge, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.47%
ALPS | Alerian Energy Infrastructure Portfolio - Class III | Enterprise Products Partners LP
Holdings [Line Items]
Percent of Net Asset Value	7.42%
ALPS | Alerian Energy Infrastructure Portfolio - Class III | The Williams Cos., Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.32%
ALPS | Alerian Energy Infrastructure Portfolio - Class III | Kinder Morgan, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.14%
ALPS | Alerian Energy Infrastructure Portfolio - Class III | Cheniere Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.05%
ALPS | Alerian Energy Infrastructure Portfolio - Class III | TC Energy Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.02%
ALPS | Alerian Energy Infrastructure Portfolio - Class III | DT Midstream, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.94%
ALPS | Alerian Energy Infrastructure Portfolio - Class III | Keyera Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.92%
ALPS | Alerian Energy Infrastructure Portfolio - Class III | Targa Resources Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.86%
ALPS | Alerian Energy Infrastructure Portfolio - Class III | Top Ten Holdings
Holdings [Line Items]
Percent of Net Asset Value	59.95%
ALPS Global Opportunity Portfolio - Class I | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	51.34%
ALPS Global Opportunity Portfolio - Class I | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	18.29%
ALPS Global Opportunity Portfolio - Class I | LUXEMBOURG
Holdings [Line Items]
Percent of Net Asset Value	5.32%
ALPS Global Opportunity Portfolio - Class I | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	4.13%
ALPS Global Opportunity Portfolio - Class I | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	3.94%
ALPS Global Opportunity Portfolio - Class I | GUERNSEY
Holdings [Line Items]
Percent of Net Asset Value	3.73%
ALPS Global Opportunity Portfolio - Class I | CANADA
Holdings [Line Items]
Percent of Net Asset Value	3.07%
ALPS Global Opportunity Portfolio - Class I | BERMUDA
Holdings [Line Items]
Percent of Net Asset Value	2.37%
ALPS Global Opportunity Portfolio - Class I | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	1.48%
ALPS Global Opportunity Portfolio - Class I | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	1.45%
ALPS Global Opportunity Portfolio - Class I | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	1.20%
ALPS Global Opportunity Portfolio - Class I | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	1.03%
ALPS Global Opportunity Portfolio - Class I | ITALY
Holdings [Line Items]
Percent of Net Asset Value	0.83%
ALPS Global Opportunity Portfolio - Class I | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	0.50%
ALPS Global Opportunity Portfolio - Class I | Cash, Cash Equivalents, & Other Net Assets
Holdings [Line Items]
Percent of Net Asset Value	1.32%
ALPS Global Opportunity Portfolio - Class I | Top Ten Holdings
Holdings [Line Items]
Percent of Net Asset Value	41.45%
ALPS Global Opportunity Portfolio - Class I | KKR & Co., Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.84%
ALPS Global Opportunity Portfolio - Class I | 3i Group PLC
Holdings [Line Items]
Percent of Net Asset Value	5.10%
ALPS Global Opportunity Portfolio - Class I | Ares Management LP
Holdings [Line Items]
Percent of Net Asset Value	4.94%
ALPS Global Opportunity Portfolio - Class I | HgCapital Trust PLC
Holdings [Line Items]
Percent of Net Asset Value	4.47%
ALPS Global Opportunity Portfolio - Class I | Apollo Global Management, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.31%
ALPS Global Opportunity Portfolio - Class I | Blackstone, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.09%
ALPS Global Opportunity Portfolio - Class I | Brederode SA
Holdings [Line Items]
Percent of Net Asset Value	3.37%
ALPS Global Opportunity Portfolio - Class I | Partners Group Holding AG
Holdings [Line Items]
Percent of Net Asset Value	3.20%
ALPS Global Opportunity Portfolio - Class I | Constellation Software, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.07%
ALPS Global Opportunity Portfolio - Class I | Intermediate Capital Group PLC
Holdings [Line Items]
Percent of Net Asset Value	3.06%
ALPS Global Opportunity Portfolio - Class III | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	51.34%
ALPS Global Opportunity Portfolio - Class III | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	18.29%
ALPS Global Opportunity Portfolio - Class III | LUXEMBOURG
Holdings [Line Items]
Percent of Net Asset Value	5.32%
ALPS Global Opportunity Portfolio - Class III | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	4.13%
ALPS Global Opportunity Portfolio - Class III | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	3.94%
ALPS Global Opportunity Portfolio - Class III | GUERNSEY
Holdings [Line Items]
Percent of Net Asset Value	3.73%
ALPS Global Opportunity Portfolio - Class III | CANADA
Holdings [Line Items]
Percent of Net Asset Value	3.07%
ALPS Global Opportunity Portfolio - Class III | BERMUDA
Holdings [Line Items]
Percent of Net Asset Value	2.37%
ALPS Global Opportunity Portfolio - Class III | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	1.48%
ALPS Global Opportunity Portfolio - Class III | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	1.45%
ALPS Global Opportunity Portfolio - Class III | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	1.20%
ALPS Global Opportunity Portfolio - Class III | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	1.03%
ALPS Global Opportunity Portfolio - Class III | ITALY
Holdings [Line Items]
Percent of Net Asset Value	0.83%
ALPS Global Opportunity Portfolio - Class III | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	0.50%
ALPS Global Opportunity Portfolio - Class III | Cash, Cash Equivalents, & Other Net Assets
Holdings [Line Items]
Percent of Net Asset Value	1.32%
ALPS Global Opportunity Portfolio - Class III | Top Ten Holdings
Holdings [Line Items]
Percent of Net Asset Value	41.45%
ALPS Global Opportunity Portfolio - Class III | KKR & Co., Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.84%
ALPS Global Opportunity Portfolio - Class III | 3i Group PLC
Holdings [Line Items]
Percent of Net Asset Value	5.10%
ALPS Global Opportunity Portfolio - Class III | Ares Management LP
Holdings [Line Items]
Percent of Net Asset Value	4.94%
ALPS Global Opportunity Portfolio - Class III | HgCapital Trust PLC
Holdings [Line Items]
Percent of Net Asset Value	4.47%
ALPS Global Opportunity Portfolio - Class III | Apollo Global Management, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.31%
ALPS Global Opportunity Portfolio - Class III | Blackstone, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.09%
ALPS Global Opportunity Portfolio - Class III | Brederode SA
Holdings [Line Items]
Percent of Net Asset Value	3.37%
ALPS Global Opportunity Portfolio - Class III | Partners Group Holding AG
Holdings [Line Items]
Percent of Net Asset Value	3.20%
ALPS Global Opportunity Portfolio - Class III | Constellation Software, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.07%
ALPS Global Opportunity Portfolio - Class III | Intermediate Capital Group PLC
Holdings [Line Items]
Percent of Net Asset Value	3.06%